SHARE BASED COMPENSATION - Schedule fair values of the options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE BASED COMPENSATION
Weighted average grant date fair value of option per share	$ 0.82	$ 2.52	$ 4.84
Aggregate grant date fair value of options	$ 720	$ 3,115	$ 4,980